SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Promissory notes payable, Gross	$ 3,999,819	$ 1,447,137	$ 165,120
Less debt discount and debt issuance cost	(956,627)	(289,332)
Promissory notes payable	3,043,192	1,157,805	165,120
Less current portion of promissory notes payable	1,225,672	585,310	165,120
Long-term promissory notes payable	1,817,520	572,494
Less debt discount and debt issuance cost	956,627	289,332
Less current portion of Promissory notes payable		585,310
Long-term Promissory notes payable		572,495	165,120
10% Promissory Note Originated in October 2019 [Member]
Short-term Debt [Line Items]
Promissory notes payable, Gross	25,060	$ 25,060	$ 25,060
Maturity		Due on demand	Due on demand
Interest Rate		10.00%	10.00%
Promissory Note Originated in October 2019 [Member]
Short-term Debt [Line Items]
Promissory notes payable, Gross	25,060	$ 25,060
Maturity		Due on demand
Interest Rate		10.00%
Promissory Note - Originated in April 2020 [Member]
Short-term Debt [Line Items]
Promissory notes payable, Gross	10,000	$ 10,000
Maturity		Due on demand	Due on demand
Interest Rate		0.00%	0.00%
Paycheck Protection Program Promissory Note - Originated in April 2020 [Member]
Short-term Debt [Line Items]
Promissory notes payable, Gross	339,000	$ 339,000
Maturity		2 years	2 years
Interest Rate		1.00%	1.00%
Economic Injury Disaster Loan - Originated in May 2020 [Member]
Short-term Debt [Line Items]
Promissory notes payable, Gross	500,000	$ 150,000
Maturity		30 years	30 years
Interest Rate		3.75%	3.75%
Promissory Note - Originated in June 2020 [Member]
Short-term Debt [Line Items]
Promissory notes payable, Gross		$ 43,356
Interest Rate		16.00%	16.00%
Daily/monthly payment		$ 3,942	$ 3,942
Promissory Note - Originated in September 2020 [Member]
Short-term Debt [Line Items]
Promissory notes payable, Gross	58,025	$ 80,730
Maturity		36 months	36 months
Interest Rate		14.00%	14.00%
Daily/monthly payment		$ 2,873	$ 2,873
Promissory Note - Originated in October 2020 [Member]
Short-term Debt [Line Items]
Promissory notes payable, Gross		$ 158,169
Interest Rate		25.00%	25.00%
Daily/monthly payment		$ 2,293	$ 2,293
Promissory Note - Originated in November 2020 [Member]
Short-term Debt [Line Items]
Promissory notes payable, Gross		$ 170,886
Interest Rate	25.00%	25.00%	25.00%
Daily/monthly payment		$ 4,497	$ 4,497
Promissory Note - Originated in November 2020 One [Member]
Short-term Debt [Line Items]
Promissory notes payable, Gross		$ 394,846
Interest Rate		25.00%	25.00%
Daily/monthly payment	6,999	$ 6,999	$ 6,999
Promissory Note - Originated in December 2020 [Member]
Short-term Debt [Line Items]
Promissory notes payable, Gross	37,287	$ 50,030
Maturity		36 months	36 months
Interest Rate		8.00%	8.00%
Daily/monthly payment	1,854	$ 1,854	$ 1,854
Promissory Note Originated In February Two Thousand And Twenty One [Member]
Short-term Debt [Line Items]
Promissory notes payable, Gross	$ 1,344,000
Maturity	5 years
Interest Rate	4.00%
Promissory Note - Originated in January 2021 [Member]
Short-term Debt [Line Items]
Promissory notes payable, Gross	$ 55,168
Maturity	36 months
Interest Rate	18.00%
Daily/monthly payment	$ 2,675
Promissory Note Originated in April Two Thousand and Twenty One Two [Member]
Short-term Debt [Line Items]
Promissory notes payable, Gross	$ 832,000
Maturity	1 year
Interest Rate	12.00%
Promissory Note Originated in April Two Thousand and Twenty One Two One [Member]
Short-term Debt [Line Items]
Promissory notes payable, Gross	$ 132,559
Interest Rate	24.00%
Daily/monthly payment	$ 8,284
Promissory Note Originated in July Two Thousand and Twenty One [Member]
Short-term Debt [Line Items]
Promissory notes payable, Gross	$ 282,000
Maturity	1 year
Interest Rate	12.00%
Promissory Note Originated in August Two Thousand and Twenty One [Member]
Short-term Debt [Line Items]
Promissory notes payable, Gross	$ 301,106
Interest Rate	49.00%
Daily/monthly payment	$ 4,842
Promissory Note Originated in September Two Thousand and Twenty One [Member]
Short-term Debt [Line Items]
Promissory notes payable, Gross	$ 58,554
Maturity	60 months
Interest Rate	28.00%
Daily/monthly payment	$ 1,383
Promissory Note - Originated In April 2020 [Member]
Short-term Debt [Line Items]
Promissory notes payable, Gross		$ 25,060	$ 25,060
Maturity		Due on demand	Due on demand
Interest Rate		10.00%	10.00%
Promissory Note - Originated In November 2019 [Member]
Short-term Debt [Line Items]
Promissory notes payable, Gross			$ 115,000
Maturity		Due on August 19, 2020	Due on August 19, 2020
Interest Rate		1000.00%	1000.00%